Convertible Preferred Stock - Schedule of Company's outstanding convertible preferred stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				6 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Feb. 28, 2019	Jan. 31, 2019	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 16, 2022
Temporary Equity [Line Items]
Original Issue Price				$ 7.0135
Shares Authorized	115,527,580				115,527,580	115,527,580	115,527,580	100,000,000
Shares Outstanding	114,795,034				114,795,034	114,795,034	114,795,034
Net Carrying Value	$ 487,918				$ 487,918	$ 487,918	$ 487,918
Liquidation Preference	$ 495,411				$ 495,411	$ 495,411	$ 495,411
Series Seed [Member]
Temporary Equity [Line Items]
Original Issue Price					$ 0.5245	$ 0.5245	$ 0.5245
Shares Authorized	9,693,116				9,693,116	9,693,116	9,693,116
Shares Outstanding	9,693,115				9,693,115	9,693,115	9,693,115
Net Carrying Value	$ 3,943				$ 3,943	$ 3,943	$ 3,943
Liquidation Preference	$ 5,084				$ 5,084	$ 5,084	$ 5,084
Series A [Member]
Temporary Equity [Line Items]
Original Issue Price					$ 0.5245	$ 0.5245	$ 0.5245
Shares Authorized	14,130,360				14,130,360	14,130,360	14,130,360
Shares Outstanding	14,069,657				14,069,657	14,069,657	14,069,657
Net Carrying Value	$ 5,240				$ 5,240	$ 5,240	$ 5,240
Liquidation Preference	$ 7,379				$ 7,379	$ 7,379	$ 7,379
Series B [Member]
Temporary Equity [Line Items]
Original Issue Price					$ 1.245	$ 1.245	$ 1.245
Shares Authorized	12,689,363				12,689,363	12,689,363	12,689,363
Shares Outstanding	12,563,418				12,563,418	12,563,418	12,563,418
Net Carrying Value	$ 15,545				$ 15,545	$ 15,545	$ 15,545
Liquidation Preference	$ 15,642				$ 15,642	$ 15,642	$ 15,642
Series C [Member]
Temporary Equity [Line Items]
Original Issue Price					$ 2.4144	$ 2.4144	$ 2.4144
Shares Authorized	15,635,550				15,635,550	15,635,550	15,635,550
Shares Outstanding	15,324,913				15,324,913	15,324,913	15,324,913
Net Carrying Value	$ 36,917				$ 36,917	$ 36,917	$ 36,917
Liquidation Preference	$ 37,000				$ 37,000	$ 37,000	$ 37,000
Series C-1 [Member]
Temporary Equity [Line Items]
Original Issue Price					$ 3.1669	$ 3.1669	$ 3.1669
Shares Authorized	8,554,106				8,554,106	8,554,106	8,554,106
Shares Outstanding	8,554,106				8,554,106	8,554,106	8,554,106
Net Carrying Value	$ 27,003				$ 27,003	$ 27,003	$ 27,003
Liquidation Preference	$ 27,090				$ 27,090	$ 27,090	$ 27,090
Series D [Member]
Temporary Equity [Line Items]
Original Issue Price			$ 7.0135	$ 7.0135	$ 7.0135	$ 7.0135	$ 7.0135
Shares Authorized	20,196,682				20,196,682	20,196,682	20,196,682
Shares Outstanding	19,961,423				19,961,423	19,961,423	19,961,423
Net Carrying Value	$ 136,618				$ 136,618	$ 136,618	$ 136,618
Liquidation Preference	$ 140,000				$ 140,000	$ 140,000	$ 140,000
Series D-1 [Member]
Temporary Equity [Line Items]
Original Issue Price					$ 9.0731	$ 9.0731	$ 9.0731
Shares Authorized	5,314,209				5,314,209	5,314,209	5,314,209
Shares Outstanding	5,314,209				5,314,209	5,314,209	5,314,209
Net Carrying Value	$ 48,146				$ 48,146	$ 48,146	$ 48,146
Liquidation Preference	$ 48,216				$ 48,216	$ 48,216	$ 48,216
Series D-2 [Member]
Temporary Equity [Line Items]
Original Issue Price					$ 6.185	$ 6.185	$ 6.185
Shares Authorized	14,551,371				14,551,371	14,551,371	14,551,371
Shares Outstanding	14,551,370				14,551,370	14,551,370	14,551,370
Net Carrying Value	$ 89,638				$ 89,638	$ 89,638	$ 89,638
Liquidation Preference	$ 90,000				$ 90,000	$ 90,000	$ 90,000
Series E [Member]
Temporary Equity [Line Items]
Original Issue Price	$ 8.4672	$ 8.4672			$ 8.4672	$ 8.4672	$ 8.4672
Shares Authorized	14,762,823				14,762,823	14,762,823	14,762,823
Shares Outstanding	14,762,823				14,762,823	14,762,823	14,762,823
Net Carrying Value	$ 124,868				$ 124,868	$ 124,868	$ 124,868
Liquidation Preference	$ 125,000				$ 125,000	$ 125,000	$ 125,000